UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from February 1, 2025 to July 31, 2025.

Commission file number of issuing entity:    333-267322-01
Central Index Key Number of issuing entity: 0001944984

Kansas Gas Service Securitization I, L.L.C.
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 001-36108
Central Index Key Number of depositor and sponsor: 0001587732

Kansas Gas Service, a Division of ONE Gas, Inc.
(Exact name of depositor and sponsor as specified in its charter)

Joseph L. McCormick, (918) 947-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware		88-3970012
(State or other jurisdiction of incorporation the issuing entity)		(I.R.S. Employer Identification No.)

15 East Fifth Street, Suite 2662
Tulsa,	OK	74103
(Address of principal executive offices of the issuing entity)		(Zip Code)

Registrant’s telephone number, including area code   (918) 947-7095

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2022-A Securitized Utility Tariff Bonds	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I - DISTRIBUTION INFORMATION

ITEM 1.    Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is July 31, 2025.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus relating to the Series 2022-A Senior Secured Utility Tariff Bonds (the "Bonds"), of Kansas Gas Service Securitization I, L.L.C. (the "Issuing Entity"), dated and filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on November 14, 2022.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the August 1, 2025, distribution date.

ITEM 1A.    Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

ITEM 1B.    Asset Representations Reviewer and Investor Communication.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

ITEM 2.    Legal Proceedings.

None.

ITEM 3.    Sales of Securities and Use of Proceeds.

Omitted pursuant to General Instruction C of Form 10-D.

ITEM 4.    Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

ITEM 5.    [Reserved]

ITEM 6.    Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

ITEM 7.    Change in Sponsor Interest in the Securities.

Omitted pursuant to General Instruction C of Form 10-D.

ITEM 8.    Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

ITEM 9.    Other Information.

Omitted pursuant to General Instruction C of Form 10-D.

ITEM 10.    Exhibits.

(a) Documents filed as part of this report.

99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated July 25, 2025.

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

3.1
Certificate of Formation of Kansas Gas Service Securitization I, L.L.C (incorporated by reference to Exhibit 3.1 to Kansas Gas Service Securitization I, L.L.C’s Form S-1 dated September 8, 2022 (File No. 333-267322-01)).

3.3
Amended and Restated Limited Liability Company Agreement of Kansas Gas Service Securitization I, L.L.C., dated as of November 16, 2022 (incorporated by reference to Exhibit 3.3 to Kansas Gas Service Securitization I, L.L.C.’s Current Report on Form 8-K filed on November 18, 2022 (File No. 333-267322-01)).

4.1
Indenture by and among Kansas Gas Service Securitization I, L.L.C., U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (including the form of the Securitized Utility Tariff Bonds and the Series Supplement), dated as of November 18, 2022 (incorporated by reference to Exhibit 4.1 to Kansas Gas Service Securitization I, L.L.C’s Current Report on Form 8-K filed on November 18, 2022 (File No. 333-267322-01)).

4.2
Series Supplement by and among Kansas Gas Service Securitization I, L.L.C. and U.S. Bank Trust Company, National Association, as Indenture Trustee, dated as of November 18, 2022 (incorporated by reference to Exhibit 4.2 to Kansas Gas Service Securitization I, L.L.C’s Current Report on Form 8-K filed on November 18, 2022 (File No. 333-267322-01)).

10.1
Securitized Utility Tariff Property Servicing Agreement between Kansas Gas Service Securitization I, L.L.C. and Kansas Gas Service, a Division of ONE Gas, Inc., as Servicer, dated as of November 18, 2022 (incorporated by reference to Exhibit 10.1 to Kansas Gas Service Securitization I, L.L.C’s Current Report on Form 8-K filed on November 18, 2022 (File No. 333-267322-01)).

10.2
Securitized Utility Tariff Property Purchase and Sale Agreement between Kansas Gas Service Securitization I, L.L.C. and Kansas Gas Service, a Division of ONE Gas, Inc., as Seller, dated as of November 18, 2022 (incorporated by reference to Exhibit 10.2 to Kansas Gas Service Securitization I, L.L.C’s Current Report on Form 8-K filed on November 18, 2022 (File No. 333-267322-01)).

10.3
Administration Agreement between Kansas Gas Service Securitization I, L.L.C. and Kansas Gas Service, a Division of ONE Gas, Inc., as Administrator, dated as of November 18, 2022 (incorporated by reference to Exhibit 10.3 to Kansas Gas Service Securitization I, L.L.C’s Current Report on Form 8-K filed on November 18, 2022 (File No. 333-267322-01)).

99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated July 25, 2025.

Signatures

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:	August 15, 2025		Kansas Gas Service Securitization I, L.L.C.
(Issuing Entity)

		By:	Kansas Gas Service, a division of ONE Gas, Inc., as servicer

/s/ Christopher P. Sighinolfi
Christopher P. Sighinolfi
Senior Vice President and
Chief Financial Officer
(Officer in charge of the Servicing Function)